Property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 4,693,318
Charge for the year	2,745,549	$ 708,637	$ 617,334
Property, plant and equipment at end of period	13,037,192	4,693,318
Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,503,113	5,859,193
Additions	13,917,067	3,812,712
Additions through acquisition of a subsidiary (note 18(d))	70,192	3,209
Disposals	(936,833)	(228,972)
Exchange differences	154,856	56,971
Written off	(2,299,054)
Property, plant and equipment at end of period	20,409,341	9,503,113	5,859,193
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,809,795)	(3,748,349)
Charge for the year	4,288,115	1,292,472
Written back on disposals	(223,349)	(216,436)
Exchange differences	147,132	(14,590)
Written off	(1,649,544)
Property, plant and equipment at end of period	(7,372,149)	(4,809,795)	(3,748,349)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,543,598
Property, plant and equipment at end of period	5,314,425	1,543,598
Right-of-use assets | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,401,069	2,635,433
Additions	5,370,122	949,810
Disposals	(137,959)	(170,012)
Exchange differences	199,969	(14,162)
Property, plant and equipment at end of period	8,833,201	3,401,069	2,635,433
Right-of-use assets | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,857,471)	(1,460,548)
Charge for the year	1,542,566	583,835
Written back on disposals	(137,959)	(170,012)
Exchange differences	256,698	(16,900)
Property, plant and equipment at end of period	(3,518,776)	(1,857,471)	(1,460,548)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	436,396
Property, plant and equipment at end of period	2,439,265	436,396
Leasehold improvements | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,205,969	737,558
Additions	2,702,786	493,127
Disposals		(27,488)
Exchange differences	(10,333)	2,772
Property, plant and equipment at end of period	3,898,422	1,205,969	737,558
Leasehold improvements | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(769,573)	(697,234)
Charge for the year	693,032	97,642
Written back on disposals		(25,306)
Exchange differences	(3,448)	3
Property, plant and equipment at end of period	(1,459,157)	(769,573)	(697,234)
Fixtures and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	27,168
Property, plant and equipment at end of period	22,048	27,168
Fixtures and furniture | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	98,033	82,427
Additions	23,885	15,756
Additions through acquisition of a subsidiary (note 18(d))	26,511
Exchange differences	(6,354)	(150)
Written off	(102,101)
Property, plant and equipment at end of period	39,974	98,033	82,427
Fixtures and furniture | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(70,865)	(55,257)
Charge for the year	25,697	15,612
Exchange differences	5,414	(4)
Written off	(84,050)
Property, plant and equipment at end of period	(17,926)	(70,865)	(55,257)
Office and lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,288,909
Property, plant and equipment at end of period	3,651,416	2,288,909
Office and lab equipment | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,026,763	2,023,336
Additions	3,834,862	1,975,977
Additions through acquisition of a subsidiary (note 18(d))	8,912	3,209
Disposals	(702,458)	(30,466)
Exchange differences	(15,493)	54,707
Written off	(1,570,248)
Property, plant and equipment at end of period	5,582,338	4,026,763	2,023,336
Office and lab equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,737,854)	(1,237,558)
Charge for the year	1,544,258	519,982
Written back on disposals	(39,020)	(20,112)
Exchange differences	(115,726)	426
Written off	(1,196,444)
Property, plant and equipment at end of period	(1,930,922)	(1,737,854)	(1,237,558)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	222,957
Property, plant and equipment at end of period	287,059	222,957
Computer equipment | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	587,652	380,439
Additions	406,613	203,177
Additions through acquisition of a subsidiary (note 18(d))	34,769
Disposals	(56,005)	(1,006)
Exchange differences	(9,116)	5,042
Written off	(524,370)
Property, plant and equipment at end of period	439,543	587,652	380,439
Computer equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(364,695)	(297,752)
Charge for the year	182,186	66,428
Written back on disposals	(39,635)	(1,006)
Exchange differences	5,494	1,521
Written off	(360,256)
Property, plant and equipment at end of period	(152,484)	(364,695)	$ (297,752)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	174,290
Property, plant and equipment at end of period	329,538	174,290
Motor vehicles | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	183,627
Additions	316,462	174,865
Disposals	(40,411)
Exchange differences	(3,817)	8,762
Written off	(2,679)
Property, plant and equipment at end of period	453,182	183,627
Motor vehicles | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(9,337)
Charge for the year	123,192	8,973
Written back on disposals	(6,735)
Exchange differences	(1,300)	364
Written off	(850)
Property, plant and equipment at end of period	(123,644)	$ (9,337)
Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	993,441
Manufacturing equipment | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,262,337
Written off	(99,656)
Property, plant and equipment at end of period	1,162,681
Manufacturing equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Charge for the year	177,184
Written off	(7,944)
Property, plant and equipment at end of period	$ (169,240)